Employee benefits liabilities - Disclosure of weighted average assumptions to determine defined benefit obligations (Details)	Dec. 31, 2025	Dec. 31, 2024
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.21%	5.25%
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.43%	5.70%
Future salary increase rate	0.00%	0.00%
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	5.60%	5.76%
Future salary increase rate	2.50%	2.50%
Weighted average ultimate healthcare cost trend rate	3.95%	3.95%
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	4.79%	4.61%
Future salary increase rate	3.50%	3.50%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	5.01%	4.72%
Future salary increase rate	2.00%	2.00%
Weighted average ultimate healthcare cost trend rate	4.00%	4.00%
UK | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.69%	5.23%
Future salary increase rate	2.40%	2.65%
France | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	3.81%	3.39%
Future salary increase rate	2.75%	2.85%
Germany | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	4.16%	3.42%
Future salary increase rate	2.60%	2.70%